Financial Instruments	6 Months Ended
Jun. 30, 2019
Financial Instruments
Financial Instruments

10     Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents and trade receivables and other assets. The principal financial liabilities of the Company consist of long-term bank loans. The following is a summary of the Company’s risk management strategies and the effect of these strategies on the Company’s condensed consolidated financial statements.

Interest Rate Risk:  Interest rate risk arises on bank borrowings. The Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates.

Concentration of Credit Risk:  Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company is exposed to credit risk in the event of non-performance by counterparties, however, the Company limits this exposure by diversifying among counterparties with high credit ratings. The Company depends upon a limited number of customers for a large part of its revenues. Credit risk with respect to trade accounts receivable is generally managed by the selection of customers among the major liner companies in the world and their dispersion across many geographic areas.

Fair Value:  The carrying amounts reflected in the accompanying condensed consolidated balance sheets of financial assets and liabilities (excluding long-term bank loans and certain other non-current assets) approximate their respective fair values due to the short maturity of these instruments. The fair values of long-term floating rate bank loans approximate the recorded values, generally due to their variable interest rates.The fair value of available for sale securities is estimated based on either observable market based inputs or unobservable inputs that are corroborated by market data. The Company is exposed to changes in fair value of available for sale securities as there is no hedging strategy.

a.   Interest Rate Swap Hedges

The Company currently has no outstanding interest rate swaps agreements. However, in the past years, the Company entered into interest rate swap agreements with its lenders in order to manage its floating rate exposure. Certain variable-rate interests on specific borrowings were associated with vessels under construction and were capitalized as a cost of the specific vessels. In accordance with the accounting guidance on derivatives and hedging, the amounts related to realized gains or losses on cash flow hedges that have been entered into and qualified for hedge accounting, in order to hedge the variability of that interest, were recognized in accumulated other comprehensive loss and are reclassified into earnings over the depreciable life of the constructed asset, since that depreciable life coincides with the amortization period for the capitalized interest cost on the debt. An amount of $1.8 million was reclassified into earnings for the six months ended June 30, 2019 and 2018, representing its amortization over the depreciable life of the vessels. An amount of $3.6 million is expected to be reclassified into earnings within the next 12 months.

b.  Fair Value of Financial Instruments

The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

Level I:   Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that the Company has the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II:   Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III:  Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2019 and December 31, 2018.

The estimated fair values of the Company’s financial instruments are as follows:

	As of June 30, 2019		As of December 31, 2018
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$78,803	$78,803	$77,275	$77,275
Due from related parties	$20,084	$20,084	$17,970	$17,970
ZIM notes	$19,733	$19,733	$21,044	$21,044
HMM notes	$8,678	$8,678	$7,847	$7,847
Equity investment in ZIM	—	—	—	—
Long-term debt, including current portion	$1,470,590	$1,470,590	$1,666,156	$1,666,156

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of June 30, 2019:

	Fair Value Measurements as of June 30, 2019
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
ZIM notes(1)	$19,733	$—	$19,733	$—
HMM notes(1)	$8,678	$—	$8,678	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of June 30, 2019:

	Fair Value Measurements as of June 30, 2019
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Long-term debt, including current portion(2)	$1,470,590	$—	$1,470,590	$—

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2018:

	Fair Value Measurements as of December 31, 2018
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
ZIM notes(1)	$21,044	$—	$21,044	$—
HMM notes(1)	$7,847	$—	$7,847	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2018:

	Fair Value Measurements as of December 31, 2018
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Long-term debt, including current portion(2)	$1,666,156	$—	$1,666,156	$—

(1)The fair value is estimated based on either observable market based inputs or unobservable inputs that are corroborated by market data, including currently available information on the Company’s counterparty, other contracts with similar terms, remaining maturities and interest rates.

(2)Long-term debt, including current portion is presented gross of deferred finance costs of $38.6 million and $44.3 million as of June 30, 2019 and December 31, 2018, respectively. The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account its increased credit risk and does not include amounts related to the accumulated accrued interest.